ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Federal Home Loan Bank, Advances [Line Items]
2015	$ 9,865	$ 14,555
2016	623	2,366
2017	431	623
2018	2,328	431
2019	3,249	2,328
2020	189	3,249
2021	142	189
2022-2032	373	514
Advances from Federal Home Loan Banks	17,200	24,255
Premium assigned to borrowings in CKF Bancorp acquisition, net of amortization		55
Long-term Federal Home Loan Bank Advances	$ 17,200	$ 24,310